INVENTORIES - Schedule of inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 8,816	$ 14,028
Finished products	13,216	17,435
Total inventories	$ 22,032	$ 31,463